Other notes - Financial risk management, schedule of currency risk (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%	10.00%	10.00%
Increase by 10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
FX gain / (FX loss) in finance result	€ 8,219	€ 10,436	€ 12,240
Increase (decrease) in income before taxes	8,219	10,436	12,240
Increase (decrease) in equity (Reserve for hedges of a net investment in foreign operation)	13,644	15,524	15,030
Increase (decrease) in total comprehensive income before taxes	21,863	25,960	27,270
Decrease by 10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
FX gain / (FX loss) in finance result	(10,045)	(12,755)	(14,960)
Increase (decrease) in income before taxes	(10,045)	(12,755)	(14,960)
Increase (decrease) in equity (Reserve for hedges of a net investment in foreign operation)	(16,676)	(18,974)	(18,371)
Increase (decrease) in total comprehensive income before taxes	€ (26,721)	€ (31,729)	€ (33,331)